10Q SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
We report the results of our Issuer Solutions business as discontinued operations and therefore, no longer present Issuer Solutions as a reportable segment. Segment information presented below is based on our Merchant Solutions reportable segment. See "Note 2—Business Dispositions and Discontinued Operations" for further discussion regarding the divestiture of our Issuer Solutions business.

Our segment structure reflects the financial information and reports used by our chief operating decision maker to make decisions regarding the business, including resource allocations and performance assessments. Our Chief Executive Officer is the chief operating decision maker ("CODM"). We evaluate performance and allocate resources based on the operating income of each operating segment. The CODM uses segment operating income in the annual budget and forecasting process, and considers budget-to-actual and forecast-to-actual variances on a monthly, quarterly and annual basis. The operating income of our operating segment includes the revenues of the segment less expenses that are directly related to those revenues. Operating overhead, shared costs and share-based compensation costs are included in Corporate. Impairment of goodwill and gains or losses on business dispositions are not included in determining segment operating income. Interest and other income, interest and other expense, income tax expense and equity in income of equity method investments are not allocated to the individual segments. The CODM does not evaluate the performance of or allocate resources to our operating segment using asset data. The accounting policies of the reportable operating segment are the same as those described in Exhibit 99.1 and our summary of significant accounting policies in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies."
Information on our Merchant Solutions segment, including significant segment expenses, and reconciliations to consolidated revenues, consolidated operating income and consolidated depreciation and amortization were as follows for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Revenues(1)	$1,808,687	$1,834,094

Operating expenses(1):
Merchant Solutions:
Cost of service	$488,865	$499,054
Selling, general and administrative	705,720	754,603
Total Merchant Solutions expenses	1,194,585	1,253,657

Corporate	237,999	220,846

Operating income (loss)(1):
Merchant Solutions	$614,102	$580,437
Corporate	(237,999)	(220,846)
Gain on business disposition	3,993	—
Consolidated operating income	$380,096	$359,591

Depreciation and amortization(1):
Merchant Solutions	$280,767	$292,333
Corporate	7,684	4,632
Consolidated depreciation and amortization	$288,451	$296,965

(1) Revenues, operating expenses, operating income and depreciation and amortization reflect the effects of our disposed AdvancedMD business through its disposal date. See “Note 2—Business Dispositions and Discontinued Operations” for further discussion.

Operating income and operating expenses included acquisition and integration expenses of $28.4 million and $78.9 million for the three months ended March 31, 2025 and 2024, respectively, which were primarily included within Corporate selling, general and administrative expenses.

During the three months ended March 31, 2025, Corporate operating expenses also reflected costs of $66.3 million associated with our business transformation initiative, which are presented within selling, general and administrative expenses in our consolidated statements of income.
SEGMENT INFORMATION
Information About Profit and Assets

We report the results of our Issuer Solutions business as a discontinued operation and therefore, no longer present Issuer Solutions as a reportable segment. Segment information presented below is based on our Merchant Solutions reportable segment. See "Note 3—Business Dispositions and Discontinued Operations" for further discussion regarding the divestiture of our Issuer Solutions business. As described in "Note 3—Business Dispositions and Discontinued Operations," during the second quarter of 2023, we completed the sale of the consumer portion of our Netspend business, which comprised our former Consumer Solutions segment. Our former Consumer Solutions segment is presented below for periods prior to disposition.
Our Merchant Solutions payment technology is similar around the world in that we enable our customers to accept card and other digital-based payments. Through this segment, our offerings include, but are not limited to, authorization, settlement and funding services, customer support, chargeback resolution, terminal rental, sales and deployment, payment security services, consolidated billing and on-line reporting. In addition, we offer a wide array of enterprise software solutions that streamline business operations to customers in numerous vertical markets. We also provide a variety of value-added solutions and services, including specialty point-of-sale software, analytics and customer engagement, human capital management and payroll and reporting that assist our customers with driving demand and operating their businesses more efficiently.

Through our former Consumer Solutions segment, we provided general purpose reloadable prepaid debit and payroll cards, demand deposit accounts and other financial service solutions to the underbanked and other consumers and businesses in the United States.

Our segment structure reflects the financial information and reports used by our chief operating decision maker to make decisions regarding the business, including resource allocations and performance assessments. Our Chief Executive Officer is the chief operating decision maker ("CODM"). We evaluate performance and allocate resources based on the operating income of our operating segment. The CODM uses segment operating income in the annual budget and forecasting process, and considers budget-to-actual and forecast-to-actual variances on a monthly, quarterly and annual basis. The operating income of each operating segment includes the revenues of the segment less expenses that are directly related to those revenues. Operating overhead, shared costs and share-based compensation costs are included in Corporate. Impairment of goodwill and gains or losses on business dispositions are not included in determining segment operating income. Interest and other income, interest and other expense, income tax expense and equity in income of equity method investments are not allocated to the individual segments. The CODM does not evaluate the performance of or allocate resources to our operating segment using asset data. The accounting policies of the reportable operating segment are the same as those described in the Summary of Significant Accounting Policies in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies."
Information on segments and reconciliations to consolidated revenues, consolidated operating expenses, consolidated operating income and consolidated depreciation and amortization were as follows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Revenues(1):
Merchant Solutions	$7,688,703	$7,151,793	$6,204,917
Consumer Solutions	—	182,740	620,482
Intersegment eliminations	—	(858)	3,488
Consolidated revenues	$7,688,703	$7,333,675	$6,828,887

Operating expenses(1):
Merchant Solutions:
Cost of service	$2,008,126	$1,925,880	$1,798,300
Selling, general and administrative	3,067,662	2,880,658	2,366,362
Total Merchant Solutions expenses	5,075,788	4,806,538	4,164,662

Consumer Solutions(2)	—	186,648	566,888
Corporate	880,854	865,034	752,163
Intersegment eliminations	—	(858)	3,488

Operating income (loss)(1):
Merchant Solutions	$2,612,915	$2,345,255	$2,040,255
Consumer Solutions	—	(3,908)	53,594
Corporate	(880,854)	(865,034)	(752,163)
Impairment of goodwill	—	—	(833,075)
Net gain (loss) on business dispositions	273,134	(136,744)	(199,094)
Consolidated operating income	$2,005,195	$1,339,569	$309,517

Depreciation and amortization(1):
Merchant Solutions	$1,179,845	$1,109,186	$981,297
Consumer Solutions	—	—	35,773
Corporate	24,181	20,297	20,220
Consolidated depreciation and amortization	$1,204,026	$1,129,483	$1,037,290

(1) Revenues, operating expenses, operating income and depreciation and amortization reflect the effects of acquired businesses from the respective acquisition dates and the effects of disposed businesses through the respective disposal dates. See “Note 2—Acquisitions” and “Note 3—Business Dispositions and Discontinued Operations” for further discussion.

Operating income and operating expenses included acquisition and integration expenses of $208.0 million, $332.6 million and $258.9 million for the years ended December 31, 2024, 2023 and 2022, respectively, which were primarily included within Corporate selling, general and administrative expenses. For the years ended December 31, 2024, 2023 and 2022, operating expenses for Corporate also included $13.4 million, $18.5 million and $47.1 million, respectively, of other charges related to facilities exit activities as a result of actions taken to reduce our facility footprint in certain markets around the world.
During the year ended December 31, 2024, Corporate operating expenses also reflected costs of $99.1 million associated with our business transformation initiative and charges for employee termination benefits of $99.6 million, which included $19.4 million of share-based compensation expense. These charges are presented within selling, general and administrative expenses in our consolidated statements of income.

(2) Prior to the disposition of the consumer portion of our Netspend business, the information provided to the CODM included segment revenue and operating income, but not cost of service or selling, general and administrative expense. Therefore, the segment expense detail is not provided for the Consumer Solutions business.

Entity-Wide Information

As a percentage of our total consolidated revenues, revenues from external customers in the United States were 74% for the year ended December 31, 2024, 76% for the year ended December 31, 2023, and 81% for the year ended December 31, 2022. Revenues from external customers are attributed to individual countries based on the location of the customer arrangements. Our results of operations and our financial condition are not significantly reliant upon any single customer.

Long-lived assets, excluding goodwill and other intangible assets, by location as of December 31, 2024 and 2023 were as follows:

	2024	2023

	(in thousands)

United States	$999,119	$992,684
Foreign countries	401,128	367,709
	$1,400,247	$1,360,393